Investment Objectives and Goals	Nov. 13, 2026
Twin Oak Short Horizon Absolute Return ETF
Prospectus [Line Items]
Risk/Return [Heading]	Twin Oak Short Horizon Absolute Return ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Twin Oak Short Horizon Absolute Return ETF (the “Fund”) is capital appreciation with low price volatility.
Twin Oak Active Opportunities ETF
Prospectus [Line Items]
Risk/Return [Heading]	Twin Oak Active Opportunities ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Twin Oak Active Opportunities ETF (the “Fund”) is long-term capital appreciation.